Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivables
Trade And Other Receivables [Line Items]
Non-related party	₩ 57,793	₩ 29,697
Related party	2,547	2,721
Less : Loss allowance	(579)	(165)	₩ (22)	₩ (123)
Accounts receivables, net	59,761	32,253
Other Receivables
Trade And Other Receivables [Line Items]
Non-related party	13	60
Less : Loss allowance	(5)	(4)	₩ (84)	₩ (46)
Other receivables, net	₩ 8	₩ 56